SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.                               SHARE-BASED COMPENSATION

On November 13, 2009, the Company adopted a Stock Incentive Plan, which allows the Company to grant its employees, directors and consultants awards including option, stock appreciation right, dividend equivalent right, restricted stock and other right or benefit.  The maximum aggregate number of shares which may be issued pursuant to all awards is 11,146,151 shares.  The term of an incentive stock option shall be no more than ten years from the date of grant thereof.  However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement.

In December 2010, the Company revised the Stock Incentive plan.  According to Amended and Restated 2009 Equity Incentive Plan, the share limit shall initially be 11,146,151 and shall automatically increase on January 1 of each calendar year during the term of this plan, commencing with January 1, 2011, by an amount equal to the lesser of (i) 1% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such number of shares as may be established by the Board of Directors or the Compensation Committee.  Moreover, the option price per share shall be determined by the Compensation Committee, but shall not be less than, (i) with respect to Options granted to individuals subject to taxation in the United States, 100% of the fair market value of a share, and (ii) with respect to all other Options, 85% of the fair market value of a share, in each case, on the date an option is granted.   The share limit was increased by 1,383,286 and 1,335,058 for the year 2011 and 2012 automatically and 2,421,981 shares were available for future grant as of December 31, 2012.

Stock options

On March 16, 2010, the Company granted a total of 10,320,097 share options to employees at an exercise price of $0.99 per share.  25% of the share options granted vest on each of the first four anniversaries of the grant date.

On September 20, 2010, 3,343,845 share options with an exercise price of $0.99 per share granted to an officer of the Company on March 16, 2010 were replaced with the same number of share options with an exercise price of $1.89 per share; all other terms of the share options remain the same. This modification did not result in incremental share-based compensation expense as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expense of $3,612 relating to the original award as of the modification date was recognized over the remaining vesting period. Concurrent with this officer’s resignation in February 2012, 417,979 of his share options, which would have been forfeited upon his resignation, were modified to vest on March 15, 2012 and all vested options were exercisable within six months of his resignation.  The incremental share-based compensation expenses of $339 as of the modification date were recognized immediately.

On August 22, 2012, the Company granted 2,089,904 share options to an employee with an exercise price of $1.65 per share, for which 50% of the share options will vest on May 22, 2013 and 2014.

On December 18, 2012, the Company granted 655,902 share options to another employee with an exercise price of $1.26 per Share. 1/8 of the shares will vest on May 22, 2013, and 1/8 of the shares subject to the option shall vest every six months thereafter over next 3.5 years.

A summary of the share option activities is as follows:

	Outstanding options
		Weighted	Weighted average	Weighted average	Aggregate
	Number of	average	grant-date	remaining contractual	intrinsic
	options	exercise price	fair value	Term (Years)	value
Options outstanding at January 1, 2010	—	—	—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24
Granted	2,745,806	$1.55	$0.66
Exercised	(679,402)	$0.99	$1.24
Forfeited	(4,341,736)	$1.68	$1.24
Options outstanding at December 31, 2012	7,275,320	$1.20	$1.02	8.15	$1,064
Options vested and expected to vest as of December 31, 2012	6,831,655	$1.22	$1.01	8.21	$960
Option exercisable as of December 31, 2012	2,311,186	$0.99	$1.24	7.20	$543

The total intrinsic value of options exercised during the year ended December 31, 2010, 2011 and 2012 were $nil, $1,080 and $345, respectively.  The total fair value of share options vested during the year ended December 31, 2010, 2011 and 2012 were $nil, $3,191 and $1,687, respectively.

The Company recorded share-based compensation expenses of $1,904, $3,242 and $1,752 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31 2012, there was $4,184 of share-based compensation related to stock options that is expected to be recognized over a weighted average period of 1.6 years.

The fair value of options granted was estimated on the date of grant using the binomial option pricing model with the following assumptions:

	Years ended December 31,
	2010	2011	2012
Expected volatility	54.1%	—	57.9%
Risk-free interest rate	4.36%	—	1.8%
Expected dividend yield	0%	—	0%
Exercise price	$0.99 per share	—	$1.55 per share
Fair value of the underlying ordinary shares	$1.89 per share	—	$1.21 per share
Exercise multiple	1.5 times	—	2.8 times

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company and comparable listed companies over a period comparable to the contractual term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield of China international government bonds denominated in U.S. dollars and the yield of treasury bonds of the United States with a maturity period similar to the contractual term of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(5)                                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal.  After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

(6)                                 Exercise multiple

Exercise multiple represents the value of the underlying share or stock price as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Nonvested shares

On February 25, 2011, the Company granted 290,000 nonvested shares to employees, or which 25% will vest on 24th November of each year from 2011 to 2014 respectively.

On May 27, 2011, the Company granted 489,000 nonvested shares to employees, of which 25% will vest on 1st April of each year from 2012 to 2015.

On June 30, 2011, the Company granted 1,195,368 nonvested shares to employees, of which 25% will vest on 30th June of each year from 2012 to 2015.

On November 1, 2012, the Company granted 653,343 nonvested shares to employees, of which 50% will vest on 31st March of each year from 2013 to 2014.

On December 21, 2012, the Company granted 1,234,970, nonvested shares to employees, of which 25% will vest on 31st March of each year from 2013 to 2016.

For the nonvested shares granted in 2011 and 2012, the fair market value of the grant date was used to determine the cost of the nonvested shares.

A summary of the nonvested shares activity is as follows:

	Number of	Weighted average	Aggregate
	Nonvested	grant-date	intrinsic
	shares outstanding	fair value	value

Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84
Nonvested shares outstanding at December 31, 2011	1,487,418	4.15
Granted	1,888,313	1.32
Forfeited	(275,303)	4.30
Vested	(348,062)	4.16
Nonvested shares outstanding at December 31, 2012	2,752,366	2.19	$3,372
Nonvested shares vested and expected to vest at December 31, 2012	1,969,884	2.13	$2,413

The total fair value of shares vested during the year ended December 31, 2010, 2011 and 2012 was $nil, $248 and $1,448, respectively.  The Company recorded share-based compensation expenses of $nil, $867 and $1,414 for the years ended December 31, 2010, 2011 and 2012, respectively.  As of December 31, 2012, there was $3,017 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 2.5 years.